UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Compass Efficient Model Portfolios LLC
Address:    213 Overlook Circle
            Suite A-1
            Brentwood, TN 37027

Form 13F File Number: 028-13381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rob Walker
Title:   Chief Compliance Officer
Phone:   615.620.8600

Signature, Place, and Date of Signing:

/s/ Rob Walker                     Brentwood, Tennessee         05-24-2011
----------------------------     ------------------------     --------------
     (Signature)                      (City, State)               (Date)

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        none

Form 13F Information Table Entry Total:   44

Form 13F Information Table Value Total:   $209,905 (thousands)

List of Other Included Managers:	  none




FORM 13F
Compass Efficient Model Portfolios LLC


													Voting Authority

							Value	Shares/	SH/	Put/	Invstmt	Other
Name of Issuer			Title 	CUSIP		Prn Amt	PRN		Call	Dscretn	Mgrs	Sole	Shared	None
				of			(x$1000)
				Class


ISHARES DIVERSIFIED ALTR TR	ETF	464294107	11898	229069	SH		Sole		0	0	229069
ISHARES TR	                ETF	464287226	505	4735	SH		Sole		0	0	4735
ISHARES TR	                ETF	464288638	31474	295252	SH		Sole		0	0	295252
ISHARES TR	                ETF	464287564	7386	101859	SH		Sole		0	0	101859
ISHARES TR	                ETF	464288661	31384	268013	SH		Sole		0	0	268013
ISHARES TR	                ETF	464288117	2992	28083	SH		Sole		0	0	28083
ISHARES TR	                ETF	464288810	0	2000	SH		Sole		0	0	2000
ISHARES TR	                ETF	464287705	0	1325	SH		Sole		0	0	1325
ISHARES TR	                ETF	464287606	0	1325	SH		Sole		0	0	1325
ISHARES TR	                ETF	464288125	3945	36117	SH		Sole		0	0	36117
ISHARES TR	                ETF	464287622	0	3600	SH		Sole		0	0	3600
ISHARES TR	                ETF	464287598	304	4450	SH		Sole		0	0	4450
ISHARES TR	                ETF	464287655	0	3800	SH		Sole		0	0	3800
ISHARES TR	                ETF	464287689	6511	82117	SH		Sole		0	0	82117
ISHARES TR	                ETF	464287663	0	1125	SH		Sole		0	0	1125
ISHARES TR	                ETF	464287739	7310	121221	SH		Sole		0	0	121221
ISHARES TR	                ETF	464288687	6	155	SH		Sole		0	0	155
ISHARES TR	                ETF	46429B747	3888	37976	SH		Sole		0	0	37976
ISHARES TR	                ETF	464287176	1434	12961	SH		Sole		0	0	12961
ISHARES TR M	                ETF	464287465	0	2950	SH		Sole		0	0	2950
POWERSHARES DB G10 CURCY HAR	ETF	73935Y102	296	11953	SH		Sole		0	0	11953
POWERSHARES ETF TRUST	        ETF	73935X583	11898	203343	SH		Sole		0	0	203343
POWERSHARES ETF TRUST	        ETF	73935X567	4056	59849	SH		Sole		0	0	59849
POWERSHARES ETF TRUST	        ETF	73935X104	45	959	SH		Sole		0	0	959
POWERSHARES ETF TRUST       	ETF	73935X815	5	160	SH		Sole		0	0	160
POWERSHARES GLOBAL ETF FD	ETF	73936G308	5794	274449	SH		Sole		0	0	274449
POWERSHARES GLOBAL ETF TRUST	ETF	73936T805	27	1431	SH		Sole		0	0	1431
POWERSHARES GLOBAL ETF TRUST	ETF	73936T789	11888	287634	SH		Sole		0	0	287634
POWERSHARES GLOBAL ETF TRUST	ETF	73936T763	3964	154187	SH		Sole		0	0	154187
POWERSHARES GLOBAL ETF TRUST A	ETF	73936T565	71	4935	SH		Sole		0	0	4935
POWERSHARES QQQ TRUST	        ETF	73935A104	6	100	SH		Sole		0	0	100
SPDR GOLD TRUST	                ETF	78463V107	146	1000	SH		Sole		0	0	1000
SPDR INDEX SHS FDS	        ETF	78463X863	7382	182819	SH		Sole		0	0	182819
SPDR S&P 500 ETF TR	        ETF	78462F103	13987	105983	SH		Sole		0	0	105983
SPDR SERIES TRUST	        ETF	78464A516	3080	49860	SH		Sole		0	0	49860
SPDR SERIES TRUST	        ETF	78464A334	3942	100055	SH		Sole		0	0	100055
SPDR SERIES TRUST	        ETF	78464A656	1412	25795	SH		Sole		0	0	25795
SPDR SERIES TRUST	        ETF	78464A425	30	1227	SH		Sole		0	0	1227
SPDR SERIES TRUST	        ETF	78464A458	30	1344	SH		Sole		0	0	1344
SPECTRA ENERGY CORP	        ETF	847560109	33	1221	SH		Sole		0	0	1221
VANGUARD BD INDEX FD INC	ETF	921937835	223	2745	SH		Sole		0	0	2745
WISDOMTREE TRUST	        ETF	97717W133	5126	220090	SH		Sole		0	0	220090
WISDOMTREE TRUST	        ETF	97717W315	3842	63006	SH		Sole		0	0	63006
WISDOMTREE TRUST	        ETF	97717W331	7442	257850	SH		Sole		0	0	257850
WISDOMTREE TRUST	        ETF	97717W703	11804	235281	SH		Sole		0	0	235281
WISDOMTREE TRUST	        ETF	97717W562	4092	75038	SH		Sole		0	0	75038
WISDOMTREE TRUST	        ETF	97717W125	249	4914	SH		Sole		0	0	4914